Exhibit 99.1
MONTHLY DISTRIBUTION STATEMENT TO CERTIFICATEHOLDERS

HSBC Home Equity Loan Trust (USA) 2006-3

Distribution Number	1
Beginning Date of Collection Period	12-Oct-06
Ending Date of Collection Period	30-Nov-06
Distribution Date	20-Dec-06
Previous Distribution Date	NA
Floating-Rate Certificates Interest Period Beginning On	26-Oct-06
Floating-Rate Certificates Interest Period Ending On	19-Dec-06

Funds Disbursement
Collected Funds (including Servicing Fee)	74,277,208.24
Available Distribution Amount	73,295,630.74
Principal Collections	59,425,305.01
Net Interest Collections	13,870,325.73
Interest Collections	14,851,903.23
Principal recoveries	0.00
Compensating Interest	0.00
Servicing Fee (after Compensating Interest)	981,577.50

Disbursements	74,277,208.24
Current Interest and Interest Carry Forward Amount to Certificateholders	9,691,056.16
Principal Distribution Amount to Certificateholders	59,426,933.85
Unpaid Realized Loss Amount to Certificateholders	0.00
Net Rate Carryover Amount to Certificateholders	0.00
Remaining Available Distribution Amount to Class R Certificateholder	4,177,640.73
Servicing Fee after Compensating Interest (to Servicer)	981,577.50

Other payments or reimbursements to Servicer pursuant to Section 3.03	0.00

Pool Balance
Beginning Pool Balance	1,413,471,599.95
Principal Collections (including repurchases)	59,425,305.01
Realized Loss	0.00
Ending Pool Balance	1,354,046,294.94

Certificate Balance
Beginning Certificate Balance	1,176,010,000.00
Certificate Paydown	59,426,933.85

Applied Realized Loss Amount	0.00
Ending Certificate Balance	1,116,583,066.15

Collateral Performance
Cash yield (% of beginning balance, annualized)	7.57%
Loss rate (% of beginning balance; net of principal recoveries)	0.00%
Net yield	7.57%
Realized Loss	0.00
Cumulative Realized Losses	0.00
Cumulative Loss Percentage	0.00%
Delinquent Loans:
One payment principal balance of loans	2,995,854.31
One payment number of loans	28
Two payments principal balance of loans	0.00
Two payments number of loans	0
Three payments plus principal balance of loans	0.00
Three payments plus number of loans	0
One Payment Delinquency Percentage (for related Collection Period)	0.22%
Two Payment Delinquency Percentage (for related Collection Period)	0.00%
Two Payment Plus Delinquency Percentage (for related Collection Period)	0.00%
Two Payment Plus Rolling Average (for such Distribution Date)	0.00%
Three Payment Plus Delinquency Percentage (for the related Collection Period)	0.00%

Aggregate Principal Balance of loans that were restructured during such Collection Period	20,957.69
Aggregate Principal Balance of loans restructured in Collection Period as % of EOP Pool Balance	0.00%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	0
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	0
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	0
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	10,716
Number outstanding end of period	10,293
Principal balance of all REO as of the end of the Collection Period	0.00
Number of loans that went into REO during the Collection Period	0
Principal balance of loans that went into REO during the Collection Period	0.00
Unpaid Servicing Fee from previous Collection Periods	0.00

Overcollateralization
Beginning OC Amount	237,461,599.95
Realized Loss	0.00
OC Release Amount	0.00
Extra Principal Distribution Amount	1,628.84
Ending OC Amount	237,463,228.79

Target OC Amount	237,463,228.79
Interim OC Amount	237,461,599.95
Interim OC Deficiency	1,628.84

Monthly Excess Cashflow	4,179,269.57

Other
Stepdown	No
Trigger Event	No
Servicer Termination Event	No
Original Certificate Balance	1,176,010,000.00
Total Certificate Principal Amount divided by Total Original Certificate Principal Amount	94.95%
Total Certificate Principal Amount divided by Total Original Certificate Principal Amount <15.00%	No

Interest Calculations
1 month LIBOR	5.32000%
Class A-1F Formula Rate (5.98%)	5.98000%
Class A-1F Pass-Through Rate	5.98000%
Class A-1V Formula Rate (1-mo. Libor plus 8 bps)	5.40000%
Class A-1V Pass-Through Rate	5.40000%
Class A-2F Formula Rate (5.66%)	5.66000%
Class A-2F Pass-Through Rate	5.66000%
Class A-2V Formula Rate (1-mo. Libor plus 13 bps)	5.45000%
Class A-2V Pass-Through Rate	5.45000%
Class A-3F Formula Rate (5.63%)	5.63000%
Class A-3F Pass-Through Rate	5.63000%
Class A-3V Formula Rate (1-mo. Libor plus 16 bps)	5.48000%
Class A-3V Pass-Through Rate	5.48000%
Class A-4 Formula Rate (1-mo. Libor plus 24 bps)	5.56000%
Class A-4 Pass-Through Rate	5.56000%
Class M-1 Formula Rate (1-mo. Libor plus 26 ps)	5.58000%
Class M-1 Pass-Through Rate	5.58000%
Class M-2 Formula Rate (1-mo. Libor plus 30 bps)	5.62000%
Class M-2 Pass-Through Rate	5.62000%

Net Rate Cap for Fixed Rate Certificates	7.71100%
Net Rate Cap for Floating Rate Certificates	7.71100%

Class A-1F Certificateholder's Statement

A. Information on Distributions
Original Class A-1F Certificate Balance	255,200,000.00
1. Total Distributions per $1,000	118.969235
2. Principal Distribution per $1,000	110.829791
3. Interest Distribution per $1,000	8.139444

B. Calculation of Class A-1F Interest
1. Class A-1F Pass-Through Rate	5.98000%
2. Days in Accrual Period	49

3. Class A-1F Interest Due	2,077,186.22
4. Class A-1F Interest Paid	2,077,186.22
5. Class A-1F Interest Carry Forward Amount Due	0.00
6. Class A-1F Interest Carry Forward Amount Paid	0.00
7. Class A-1F Net Rate Carryover Amount Due	0.00
8. Class A-1F Net Rate Carryover Amount Paid	0.00

9. Class A-1F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1F Principal
1. Class A-1F Certificate Principal Amount, BOP	255,200,000.00
2. Class A-1F Principal Due	28,283,762.62
3. Class A-1F Principal Paid	28,283,762.62
4. Class A-1F Certificate Principal Amount, EOP	226,916,237.38

5. Class A-1F Certificate Principal Amount as a % of Original Class A-1F Certificate Principal Amount, EOP	88.91702092%
6. Class A-1F Certificate Principal Amount as a % of the Pool Balance, EOP	16.75838103%
7. Class A-1F Certificate principal distribution percentage	47.59418128%

Class A-1V Certificateholder's Statement

A. Information on Distributions
Original Class A-1V Certificate Balance	281,000,000.00
1. Total Distributions per $1,000	119.079791
2. Principal Distribution per $1,000	110.829791
3. Interest Distribution per $1,000	8.250000

B. Calculation of Class A-1V Interest
1. Class A-1V Pass-Through Rate	5.40000%
2. Days in Accrual Period	55

3. Class A-1V Interest Due	2,318,250.00
4. Class A-1V Interest Paid	2,318,250.00
5. Class A-1V Interest Carry Forward Amount Due	0.00
6. Class A-1V Interest Carry Forward Amount Paid	0.00
7. Class A-1V Net Rate Carryover Amount Due	0.00
8. Class A-1V Net Rate Carryover Amount Paid	0.00

9. Class A-1V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1V Principal
1. Class A-1V Certificate Principal Amount, BOP	281,000,000.00
2. Class A-1V Principal Due	31,143,171.23
3. Class A-1V Principal Paid	31,143,171.23
4. Class A-1V Certificate Principal Amount, EOP	249,856,828.77

5. Class A-1V Certificate Principal Amount as a % of Original Class A-1V Certificate Principal Amount, EOP	88.91702092%
6. Class A-1V Certificate Principal Amount as a % of the Pool Balance, EOP	18.45260607%
7. Class A-1V Certificate principal distribution percentage	52.40581872%

Class A-2F Certificateholder's Statement

A. Information on Distributions
Original Class A-2F Certificate Balance	78,500,000.00
1. Total Distributions per $1,000	7.703889
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	7.703889

B. Calculation of Class A-2F Interest
1. Class A-2F Pass-Through Rate	5.66000%
2. Days in Accrual Period	49

3. Class A-2F Interest Due	604,755.28
4. Class A-2F Interest Paid	604,755.28
5. Class A-2F Interest Carry Forward Amount Due	0.00
6. Class A-2F Interest Carry Forward Amount Paid	0.00
7. Class A-2F Net Rate Carryover Amount Due	0.00
8. Class A-2F Net Rate Carryover Amount Paid	0.00

9. Class A-2F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2F Principal
1. Class A-2F Certificate Principal Amount, BOP	78,500,000.00

2. Class A-2F Principal Due	0.00
3. Class A-2F Principal Paid	0.00
4. Class A-2F Certificate Principal Amount, EOP	78,500,000.00

5. Class A-2F Certificate Principal Amount as a % of Original Class A-2F Certificate Principal Amount, EOP	100.00000000%
6. Class A-2F Certificate Principal Amount as a % of the Pool Balance, EOP	5.79743841%
7. Class A-2F Certificate principal distribution percentage	0.00000000%

Class A-2V Certificateholder's Statement

A. Information on Distributions
Original Class A-2V Certificate Balance	100,000,000.00
1. Total Distributions per $1,000	8.326389
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	8.326389

B. Calculation of Class A-2V Interest
1. Class A-2V Pass-Through Rate	5.45000%
2. Days in Accrual Period	55

3. Class A-2V Interest Due	832,638.89
4. Class A-2V Interest Paid	832,638.89
5. Class A-2V Interest Carry Forward Amount Due	0.00
6. Class A-2V Interest Carry Forward Amount Paid	0.00
7. Class A-2V Net Rate Carryover Amount Due	0.00
8. Class A-2V Net Rate Carryover Amount Paid	0.00

9. Class A-2V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2V Principal
1. Class A-2V Certificate Principal Amount, BOP	100,000,000.00
2. Class A-2V Principal Due	0.00
3. Class A-2V Principal Paid	0.00
4. Class A-2V Certificate Principal Amount, EOP	100,000,000.00

5. Class A-2V Certificate Principal Amount as a % of Original Class A-2V Certificate Principal Amount, EOP	100.00000000%
6. Class A-2V Certificate Principal Amount as a % of the Pool Balance, EOP	7.38527186%
7. Class A-2V Certificate principal distribution percentage	0.00000000%

Class A-3F Certificateholder's Statement

A. Information on Distributions
Original Class A-3F Certificate Balance	66,300,000.00
1. Total Distributions per $1,000	7.663056
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	7.663056

B. Calculation of Class A-3F Interest
1. Class A-3F Pass-Through Rate	5.63000%
2. Days in Accrual Period	49

3. Class A-3F Interest Due	508,060.58
4. Class A-3F Interest Paid	508,060.58
5. Class A-3F Interest Carry Forward Amount Due	0.00
6. Class A-3F Interest Carry Forward Amount Paid	0.00
7. Class A-3F Net Rate Carryover Amount Due	0.00
8. Class A-3F Net Rate Carryover Amount Paid	0.00

9. Class A-3F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3F Principal
1. Class A-3F Certificate Principal Amount, BOP	66,300,000.00
2. Class A-3F Principal Due	0.00
3. Class A-3F Principal Paid	0.00
4. Class A-3F Certificate Principal Amount, EOP	66,300,000.00

5. Class A-3F Certificate Principal Amount as a % of Original Class A-3F Certificate Principal Amount, EOP	100.00000000%
6. Class A-3F Certificate Principal Amount as a % of the Pool Balance, EOP	4.89643524%
7. Class A-3F Certificate principal distribution percentage	0.00000000%

Class A-3V Certificateholder's Statement

A. Information on Distributions
Original Class A-3V Certificate Balance	100,000,000.00
1. Total Distributions per $1,000	8.372222
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	8.372222

B. Calculation of Class A-3V Interest
1. Class A-3V Pass-Through Rate	5.48000%
2. Days in Accrual Period	55

3. Class A-3V Interest Due	837,222.22
4. Class A-3V Interest Paid	837,222.22

5. Class A-3V Interest Carry Forward Amount Due	0.00
6. Class A-3V Interest Carry Forward Amount Paid	0.00
7. Class A-3V Net Rate Carryover Amount Due	0.00
8. Class A-3V Net Rate Carryover Amount Paid	0.00

9. Class A-3V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3V Principal
1. Class A-3V Certificate Principal Amount, BOP	100,000,000.00
2. Class A-3V Principal Due	0.00
3. Class A-3V Principal Paid	0.00
4. Class A-3V Certificate Principal Amount, EOP	100,000,000.00

5. Class A-3V Certificate Principal Amount as a % of Original Class A-3V Certificate Principal Amount, EOP	100.00000000%
6. Class A-3V Certificate Principal Amount as a % of the Pool Balance, EOP	7.38527186%
7. Class A-3V Certificate principal distribution percentage	0.00000000%

Class A-4 Certificateholder's Statement

A. Information on Distributions
Original Class A-4 Certificate Balance	170,620,000.00
1. Total Distributions per $1,000	8.494444
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	8.494444

B. Calculation of Class A-4 Interest
1. Class A-4 Pass-Through Rate	5.56000%
2. Days in Accrual Period	55

3. Class A-4 Interest Due	1,449,322.11
4. Class A-4 Interest Paid	1,449,322.11
5. Class A-4 Interest Carry Forward Amount Due	0.00
6. Class A-4 Interest Carry Forward Amount Paid	0.00
7. Class A-4 Net Rate Carryover Amount Due	0.00
8. Class A-4 Net Rate Carryover Amount Paid	0.00

9. Class A-4 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-4 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-4 Principal
1. Class A-4 Certificate Principal Amount, BOP	170,620,000.00
2. Class A-4 Principal Due	0.00
3. Class A-4 Principal Paid	0.00
4. Class A-4 Certificate Principal Amount, EOP	170,620,000.00

5. Class A-4 Certificate Principal Amount as a % of Original Class A-4 Certificate Principal Amount, EOP	100.00000000%
6. Class A-4 Certificate Principal Amount as a % of the Pool Balance, EOP	12.60075085%
7. Class A-4 Certificate principal distribution percentage	0.00000000%

Class M-1 Certificateholder's Statement

A. Information on Distributions
Original Class M-1 Certificate Balance	72,090,000.00
1. Total Distributions per $1,000	8.525000
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	8.525000

B. Calculation of Class M-1 Interest
1. Class M-1 Pass-Through Rate	5.58000%
2. Days in Accrual Period	55

3. Class M-1 Interest Due	614,567.25
4. Class M-1 Interest Paid	614,567.25
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Net Rate Carryover Amount Due	0.00
8. Class M-1 Net Rate Carryover Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-1 Principal
1. Class M-1 Certificate Principal Amount, BOP	72,090,000.00
2. Class M-1 Principal Due	0.00
3. Class M-1 Principal Paid	0.00
4. Class M-1 Certificate Applied Realized Loss Amount	0.00
5. Class M-1 Certificate Principal Amount, EOP	72,090,000.00

6. Class M-1 Certificate Principal Amount as a % of Original Class M-1 Certificate Principal Amount, EOP	100.00000000%
7. Class M-1 Certificate Principal Amount as a % of the Pool Balance, EOP	5.32404248%
8. Class M-1 Certificate principal distribution percentage	0.00000000%
9. Class M-1 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-1 Certificate Unpaid Realized Loss Amount, EOP	0.00

Class M-2 Certificateholder's Statement

A. Information on Distributions

Original Class M-2 Certificate Balance	52,300,000.00
1. Total Distributions per $1,000	8.586111
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	8.586111

B. Calculation of Class M-2 Interest
1. Class M-2 Pass-Through Rate	5.62000%
2. Days in Accrual Period	55

3. Class M-2 Interest Due	449,053.61
4. Class M-2 Interest Paid	449,053.61
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Net Rate Carryover Amount Due	0.00
8. Class M-2 Net Rate Carryover Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-2 Principal
1. Class M-2 Certificate Principal Amount, BOP	52,300,000.00
2. Class M-2 Principal Due	0.00
3. Class M-2 Principal Paid	0.00
4. Class M-2 Certificate Applied Realized Loss Amount	0.00
5. Class M-2 Certificate Principal Amount, EOP	52,300,000.00

6. Class M-2 Certificate Principal Amount as a % of Original Class M-2 Certificate Principal Amount, EOP	100.00000000%
7. Class M-2 Certificate Principal Amount as a % of the Pool Balance, EOP	3.86249718%
8. Class M-2 Certificate principal distribution percentage	0.00000000%
9. Class M-2 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-2 Certificate Unpaid Realized Loss Amount, EOP	0.00

HSBC FINANCE CORPORATION HSBC Home Equity Loan Trust (USA) 2006-3

The undersigned, a duly authorized representative of HSBC Finance Corporation,

as Servicer (the "Servicer"), pursuant to a Pooling and Servicing Agreement dated as of October 26, 2006 (the "Pooling and Servicing Agreement"), by and among HSBC Home Equity Loan Corporation II, as Depositor, the Servicer, U.S. Bank National Association, as Trustee, HSBC Bank USA, National Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2006-3, the Trust, does hereby certify with respect to the information set forth below as follows:

1	Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Pooling and Servicing Agreement.

2	HSBC Finance Corporation is, as of the date hereof, the Servicer under the Pooling and Servicing Agreement.

3	The undersigned is a Servicing Officer.

4	This Certificate relates to the Distribution Date occurring on December 20, 2006

5

As of the date hereof, to the best knowledge of the undersigned, the

Servicer has performed in all material respects all its obligations under the Pooling and Servicing Agreement through the Collection Period preceding such Distribution Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination Event has occurred since the prior Determination Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 15th day of December, 2006.

HSBC FINANCE CORPORATION as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer